Equity Method Investments - Summarized Financial Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Revenue	$ 24,322	$ 33,713	$ 43,287
Gross profit	6,568	10,597	11,530
Net income (loss)	11,514	(39,014)	(12,824)
Current assets	4,636	6,568
Total assets	12,940	29,254
Current liabilities	5,668	51,968
Total liabilities	$ 7,166	$ 53,490